Subsidy Income (Tables)	12 Months Ended
Dec. 31, 2014
Subsidy Income [Abstract]
Schedule of interest subsidies and related outstanding loans

	During the Year Ended December 31, 2014
	Outstanding Loans	Granted Interest Subsidy
Loan payable to Bank of China, annual interest rate of 6%, due by November 5, 2014 which had been repaid in 2013.	$4,887,187	$134,295
Loan payable to Bank of China, annual interest rate of 6%, due by November 20, 2014 with buildings and land use rights provided by the shareholders as collateral.	4,561,375	232,081
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by August 24, 2014 which had been repaid in 2013.	1,368,412	3,418
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 1, 2014 which had been repaid in 2013.	1,075,181	29,545
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by September 15, 2014 with buildings and land use rights provided by 2 individuals, Benshuang Yao and Youxiang Zhou as collateral.	2,443,594	24,627
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by December 20, 2013.	814,531	16,278
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by January 10, 2013.	814,531	12,209
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013.	3,225,544	88,635
Loan payables to Agricultural Development Bank of China, annual interest rate of 6% to 6.5%, due in various dates from September 19, 2013 to January 29, 2014.	4,887,187	62,053
Loan payable to Hubei Bank, annual interest rate of 6%, due by March 30, 2014, guaranteed by Hubei Xiangyue Professional Guarantee Service Co., Ltd., a major shareholder, and 2 individuals, Fuming Fan and Yulan Tian	1,303,250	35,734

	$25,380,792	$638,875

	During the Year Ended December 31, 2013
	Outstanding Loans	Granted Interest Subsidy
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by December 20, 2013.	$793,512	$7,575
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by January 10, 2013.	793,512	8,282
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013.	3,174,049	30,302
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 29, 2014, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd.	818,277	6,944
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 24, 2014 with buildings provided by major shareholder as collateral and guaranteed by the same shareholder.	1,636,554	3,788
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by November 21, 2014, with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral and guaranteed by the major shareholders.	1,636,554	1,263

	$8,852,458	$58,154

	During the Year Ended December 31, 2012
	Outstanding Loans	Granted Interest Subsidy
Loan payable to Bank of China, annual interest rate of 6.56%, due by October 25, 2012 with buildings and land use rights provided by the shareholders as collateral.	$4,761,073	$108,738
Loan payable to Bank of China, annual interest rate of 6%, due by November 5, 2014, guaranteed by the shareholders.	4,443,669	19,116
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by December 20, 2013, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd.	793,512	621
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by September 13, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	3,142,308	62,919
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 10, 2013, guaranteed by the major shareholders.	793,512	22,033
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by August 21, 2012 with no collateral provided.	793,512	10,799
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013 with buildings as collateral.	3,174,049	24,565
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 7, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,047,436	22,939
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by August 24, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,333,101	13,451
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 1, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,047,436	7,455

	$21,329,608	$292,636